Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Profit after tax	$ 105,433	$ 86,436	$ 37,763
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	36,117	35,459	37,442
Impairment of goodwill			21,673
Share-based compensation expense	30,305	30,565	23,036
Amortization of debt issue cost	360	488	52
Allowances for expected credit losses ("ECL")	659	(499)	(1,040)
Unrealized exchange (gain)/loss, net	(2,441)	2,663	(11,123)
Current tax expense	27,526	24,494	25,785
Interest expense	2,844	3,778	495
Interest income	(2,556)	(3,693)	(2,083)
Income from marketable securities	(7,979)	(3,570)	(4,131)
Unrealized gain on investments		(3)	(6)
Income from funds held in escrow		(239)	(280)
Loss/ (gain) on sale of property and equipment	25	(325)	143
Deferred income taxes	(1,807)	(9,063)	(8,255)
Deferred rent	1,578	1,289	1,136
Excess tax benefit from share-based compensation expense	(1,260)	(685)	(270)
Unrealized (gain)/loss on derivative instruments	(372)	5,283	(1,930)
Others, net			23
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(14,822)	(16,413)	(1,630)
Other assets	(17,340)	(4,196)	(2,137)
Trade payables	(585)	2,029	(4,203)
Contract liabilities	8,714	(2,560)	2,303
Other liabilities	8,279	13,722	6,914
Cash generated from operating activities before interest and income taxes:	172,678	163,636	119,677
Income taxes paid	(22,992)	(27,265)	(29,462)
Interest paid	(2,521)	(3,390)	(84)
Interest received	2,489	3,327	2,004
Net cash provided by operating activities	149,654	136,308	92,135
Cash flows from investing activities:
Restricted cash, held in escrow			(5,112)
Payment of contingent considerations in relation to acquisitions	(6,922)	(5,465)
Proceeds from restricted cash, held in escrow		239	280
Government grant received		200
Government grants repaid	(200)	(136)
Payment for property and equipment and intangible assets	(32,292)	(33,684)	(22,867)
Proceeds from sale of property and equipment	120	367	443
Investment in fixed deposits	(27,899)	(26,532)	(24,672)
Proceeds from maturity of fixed deposits	31,336	30,698	15,112
Investment in marketable securities (long-term)	(78,823)
Marketable securities (short-term) sold / (purchased), net	42,037	(12,761)	32,413
Profit on sale of marketable securities (short-term)	1,497
Dividends received	32	3,570	4,127
Investment in mutual funds		(52)	(462)
Proceeds from maturity of fixed maturity plans ("FMPs")		100
Net cash used in investing activities	(71,347)	(43,583)	(131,267)
Cash flows from financing activities:
Repurchase of shares	(56,417)	(39,546)	(64,224)
Proceeds from exercise of stock options		1,347	8,941
Proceeds from long-term debt			118,000
Repayment of long-term debt	(28,100)	(28,100)
Repayment of short-term borrowings, net			(475)
Payment of debt issuance cost		(354)	(953)
Purchase of equity of non-controlling interest		(52)
Excess tax benefit from share-based compensation expense	1,260	685	270
Net cash (used in)/provided by financing activities	(83,257)	(66,020)	61,559
Exchange difference on cash and cash equivalents	(9,435)	3,321	5,522
Net change in cash and cash equivalents	(14,385)	30,026	27,949
Cash and cash equivalents at the beginning of the year	99,829	69,803	41,854
Cash and cash equivalents at the end of the year	85,444	99,829	69,803
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	6,114	5,440	4,292
(ii) Contingent consideration payable towards acquisitions			19,678
(iv) Release of restricted cash, held in escrow	1,535	1,535
MTS HealthHelp Inc. [member]
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Reversal of contingent consideration in relation to acquisition of HealthHelp		(1,324)
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired			(56,674)
Adjustment towards acquisition		(573)
Repayment of long-term debt of subsidiaries			(29,249)
Denali Sourcing Services Inc. [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired			(31,886)
Adjustment towards acquisition		446
Payment of contingent considerations in relation to acquisitions	(2,484)	(2,351)
Non-cash transactions: Investing activities
(iii) Liability towards deferred consideration			522
Financing activities
(i) Short-term line of credit of Denali			475
Value Edge Research Services Private Limited [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired			$ (12,720)
Non-cash transactions: Investing activities
(iv) Release of restricted cash, held in escrow	(1,535)	$ (1,535)
Hotel Beds Group SLU [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	$ (233)